Summary of Significant Accounting Policies - Schedule of Earning Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss attributable to ABVC’s common stockholders	$ (7,908,554)	$ (4,902,878)
Denominator:
Weighted-average shares outstanding – Basic	20,108,944	11,673,980
Weighted-average shares outstanding – Diluted	20,108,944	11,673,980
Loss per share
Loss per share - Basic	$ (0.39)	$ (0.42)
Loss per share - Diluted	$ (0.39)	$ (0.42)